Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

On March 25, 2015, the Company affected a 2 for 1 reverse stock split of its issued and outstanding shares of common stock. Prior to the reverse stock split there were 12,747,361 shares of common stock outstanding and after the reverse stock split there were 6,373,707 shares outstanding. All shares and per share amounts for all periods that have been presented in the financial statements and notes thereto have been adjusted retrospectively, where applicable, to reflect the reverse stock split. The Company filed a certificate of Amendment to its Certificate of Incorporation which made the reverse stock split effective. The authorized common shares remain unchanged at 50,000,000 shares with a par value of $0.001 per share.

On March 16, 2015, in a proceeding to administer the estate of the late Sigmund Eisenschenk, the Circuit Court in Cook County, Illinois (“the Court”) heard arguments relating to American Millings motion to vacate, motion for Rule 137 sanctions, and motion for partial summary judgment. The Court ruled against us as follows: (i) finding that Sigmund Eisenschenk’s rights in our stock were not collected, recalled, or cancelled pursuant to an August 17, 2010, Judgment Order entered by the Honorable Amy J. St. Eve in the U.S. District Court for the Northern District of Illinois, Case No. 08 C 754, the October 28, 2010 Assignment of Judgment and Settlement Agreement, or otherwise by us, and therefore the Estate of Sigmund Eisenschenk owns no less than 88,750 shares of our stock (which shares were previously held by Sigmund Eisenschenk having a current value of $3.50 per share); ii) partially vacating Michael T Lyon or the Michael T Lyon Profit Sharing Plan and Richard Lane’s claims against the Estate and finding that a portion of these claims were partially satisfied by Eisenschenk during his life through collection of Eisenschenk’s interest in certain real estate; and iii) allowing the recovery of Rule 137 sanctions against us, Michael T Lyon or the Michael T Lyon Profit Sharing Plan, Richard Lane and Aaron Crane, the previous administrator of the Estate, based upon the Court’s finding that the October 9, 2012 claims filed against the Estate by Michael Lyon, Richard Lane and Aaron Crane, for the collection on the Judgment Order in the United States District Court, Northern District of Illinois, Eastern Division, in No. 08 C 754 (the “Claims”), were not well grounded in fact and not warranted by existing law, or a good faith argument for the extension, modification or reversal of existing law as the Judgment Order had already been partially satisfied by Michael Lyon and Richard Lane’s collection of certain real estate property owned by the late Sigmund Eisenschenk. The Court further found that Michael Lyon, Richard Lane, Aaron Crane’s and our testimony, in support of the Claims, constituted misrepresentations upon the Court, that the Claims were brought for an improper purpose, that we and Crane operated without candor to the Court, misrepresented facts, and failed to disclose conflicts to the Court. The amount of the sanctions to be assessed against them and us for expenses, attorney’s fees and costs associated with this matter are yet to be determined. Claims for attorney’s fees, expenses and costs are required to be filed with the Court on April 1, 2015. We will be given an opportunity to respond to the claims. The case is scheduled for a status on the claims on April 6, 2015. We are currently considering our options and have charged other expense and accrued a liability of $490,625 in our financial statements for the year ended December 31, 2014 relating to these court orders.

On January 7, 2015, the Company consummated the second closing in a private placement offering disclosed under note 11 above and sold an additional 548,019 units at a per unit price of $7.00, each unit consisting of four shares of common stock of the Company and a five year warrant to acquire one share of the Company’s Common Stock at an exercise price of $1.75 per share, to accredited investors for aggregate cash proceeds of $3,836,133 pursuant to a master purchase agreement entered into with the investors (the “Purchase Agreements”), prior to the reverse stock split. The aggregate total number of Units sold in both closings was 1,265,000 Units, prior to the reverse stock split, for total gross proceeds of $8,855,000. The number of shares of common stock issued and five year warrants to acquire one share of common stock in terms of the private placement amounted to approximately 2,530,000 and 632,531, respectively, after rounding up each fractional share or warrant after giving effect to the reverse stock split. The Company intends to use the net proceeds of the Offering for working capital and general corporate purposes.

In addition to and in connection with the private placement offering, the Company also issued the placement agent a five-year warrant exercisable for an aggregate amount of 253,000 shares of Common Stock at an exercise price of $3.50 per share and an advisory warrant exercisable for an additional 100,000 shares of Common Stock at an exercise price of $3.50 per share (the “Placement Agent Warrants”). The Company has also agreed to prepare and file a registration statement with the SEC for the resale by the purchasers of all of the Shares and the Common Stock underlying the Offering Warrants and all shares of Common Stock issuable upon any stock split, dividend or other distribution, recapitalization or similar event with respect thereto.  In addition, the Company has agreed to register the shares of Common Stock underlying the Placement Agent Warrants.

On January 31, 2015 the Company entered into: (i) exchange agreements (the “Series B Preferred Stock and Warrant Exchange Agreements”) with the holders of the warrants that were issued as part of the private placement of the Series B Preferred Stock (the “Existing Series B Warrants”) to exchange both the 2,133,947 Series B Preferred Stock for Common Stock and their 635,834 Existing Series B Warrants, (ii) exchange agreements (the “Bridge Warrant Exchange Agreements”) with the holders (the “Bridge Warrant Holders”) of its 150,000 warrants that were issued in connection with the Company’s bride note financing (the “Existing Bridge Warrants”), and (iii) exchange agreements (the “Placement Agent Exchange Agreements”) with Taglich Brothers, Inc. and its designees (the “Placement Agent Warrant Holders”) that were issued 143,401 warrants as compensation for the placement agent services provided in connection with the private placement of the Series B Preferred Stock (the “Existing Placement Agent Warrants”). The Existing Series B Warrants, the Existing Bridge Warrants and the Existing Placement Agent Warrants are collectively referred to as the “Existing Warrants”. Pursuant to the terms of the Bridge Warrant Exchange Agreements, the Series B Preferred Stock and Warrant Exchange Agreements and the Placement Agent Exchange Agreements, the Existing Bridge Warrants, the Existing Series B Warrants and the Existing Placement Agent Warrants were exchanged for new warrants (the “Series B Exchange Warrants,” the “Bridge Exchange Warrants” and the “Placement Agent Exchange Warrants”), which have substantially similar terms to the Existing Warrants except that: (i) the exercise price of the Series B Exchange Warrants, the Bridge Exchange Warrants and the Placement Agent Exchange Warrants are 30% less than the exercise price of the Existing Warrants for which they were exchanged (such that: (x) the 150,000 Bridge Exchange Warrants have an exercise price of $4.20; (y) the 143,401 Placement Agent Exchange Warrants have an exercise price of $3.85; and (z) the 635,834 Series B Exchange Warrants have an exercise price of $3.50); (ii) the Bridge Exchange Warrants, the Series B Exchange Warrants and the Placement Agent Exchange Warrants do not contain anti-dilution price protection for issuances of securities at per share prices that are lower than the exercise price; (iii) the Bridge Exchange Warrants, the Series B Exchange Warrants and the Placement Agent Exchange Warrants are assignable by their holders; and (iv) the Bridge Exchange Warrants, the Series B Exchange Warrants and the Placement Agent Exchange Warrants provide for certain buy-in-rights in the event that the Company fails to deliver shares of Common Stock underlying the warrant in a timely manner.

On February 20, 2015, the Board of Directors of the Company approved the amendment and restatement of the Company's by-laws (herein, the "Amended and Restated By-Laws"), effective as of that date, to add a forum selection provision for the adjudication of certain disputes. This provision, set forth in Section 6.8 of the Amended and Restated By-Laws, provides that unless the Company consents in writing to the selection of an alternative forum, the Court of Chancery of the State of Delaware (or, if the Court of Chancery of the State of Delaware does not have jurisdiction, the federal district court for the District of Delaware) shall be the sole and exclusive forum for: (1) any derivative action or proceeding brought on behalf of the Company; (2) any action asserting a claim of breach of a fiduciary duty owed by any director, officer or other employee of the Company to the Company or its stockholders; (3) any action asserting a claim arising pursuant to any provision of the General Corporation Law of the State of Delaware, the Company's certificate of incorporation, or the Amended and Restated By-Laws; and (4) any action asserting a claim governed by the internal affairs doctrine.

The Board of Directors and stockholders owning in excess of majority of the voting securities of the Company approved the filing of an amendment to the Company's Certificate of Incorporation to effect a 1-for-2 reverse stock split of its issued and outstanding shares of common stock. The Company intends to file a Certificate of Amendment to its Certificate of Incorporation to effectuate the reverse stock split shortly after the filing with the Securities and Exchange Commission of the Annual Report on Form 10-K for the year ended December 31, 2014.

On March 4, 2015, the holders of the 20,000 Placement Agent advisory warrants exercisable at $0.02 per share exercised their warrants for cash proceeds of $400.

Other than disclosed above, the Company has evaluated subsequent events through the date the consolidated financial statements were available to be issued, and has concluded that no such events or transactions took place that would require disclosure herein.